Note 17 - Reportable Business Segments - Components of Segments (Details) - CAD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2019	Dec. 31, 2018	Mar. 31, 2019
Statement Line Items [Line Items]
Sales	$ 658,521	$ 734,205	$ 2,097,126	$ 2,241,029
Gross margin	142,484	164,461	430,160	446,077
Amortization of property, and equipment	2,246	1,171	7,749	3,029
Amortization of intangible assets	4,953	7,307	19,415	16,647
Administrative expenses	39,616	41,921	121,885	126,330
Selling and marketing expenses	51,270	51,706	167,253	144,098
Other operating expenses	21,679	52,515	77,321	92,035
Operating profit (loss) for the period	22,720	7,095	36,537	57,956
Finance costs	(28,178)	(22,762)	(80,175)	(59,198)
Change in fair value of derivative instruments and other	36,990	62,890	(139,547)	(67,979)
Other income, net	1,649	2,499	29,735
Provision for income taxes	3,845	1,689	3,604	6,280
Profit for the period from continuing operations	29,336	42,571	(157,054)	(75,792)
Profit from discontinued operations	6,293	(90,156)	(8,705)	(34,666)
Profit for the year	35,629	(47,585)	(165,759)	(110,458)
Capital expenditures	2,916	15,264	12,724	36,686
Restructuring costs		2,746		5,982
Change in fair value of Filter Group contingent consideration		(5,462)
Total goodwill	323,135	344,878	323,135	344,878
Total assets	1,297,174	1,446,082	1,297,174	1,446,082	$ 1,626,504
Total liabilities	1,559,955	1,490,506	1,559,955	1,490,506	$ 1,715,518
Change in fair value of Filter Group contingent consideration				(5,462)
Other expenses, net				5,171
Consumer division [member]
Statement Line Items [Line Items]
Sales	390,757	461,161	1,274,964	1,400,436
Gross margin	108,970	126,371	330,941	330,831
Amortization of property, and equipment	2,220	1,120	7,652	2,876
Amortization of intangible assets	4,221	6,441	17,304	15,068
Administrative expenses	8,241	9,541	28,765	30,750
Selling and marketing expenses	32,377	34,425	108,755	92,886
Other operating expenses	19,717	50,581	72,069	85,014
Operating profit (loss) for the period	42,194	21,517	96,396	98,255
Finance costs
Change in fair value of derivative instruments and other
Other income, net
Provision for income taxes
Profit for the period from continuing operations
Profit from discontinued operations
Profit for the year
Capital expenditures	2,290	13,894	11,547	33,457
Restructuring costs		2,746		5,982
Change in fair value of Filter Group contingent consideration
Total goodwill	164,799	188,714	164,799	188,714
Total assets	886,490	1,055,573	886,490	1,055,573
Total liabilities	1,349,179	1,304,847	1,349,179	1,304,847
Change in fair value of Filter Group contingent consideration
Other expenses, net
Commercial division [member]
Statement Line Items [Line Items]
Sales	267,764	273,044	822,162	840,593
Gross margin	33,514	38,090	99,219	115,246
Amortization of property, and equipment	26	51	97	153
Amortization of intangible assets	732	866	2,111	1,579
Administrative expenses	5,061	8,731	17,740	22,314
Selling and marketing expenses	18,893	17,281	58,498	51,212
Other operating expenses	1,962	1,934	5,252	7,021
Operating profit (loss) for the period	6,840	9,227	15,521	32,967
Finance costs
Change in fair value of derivative instruments and other
Other income, net
Provision for income taxes
Profit for the period from continuing operations
Profit from discontinued operations
Profit for the year
Capital expenditures	626	1,370	1,177	3,229
Restructuring costs
Change in fair value of Filter Group contingent consideration
Total goodwill	158,336	156,164	158,336	156,164
Total assets	410,684	390,509	410,684	390,509
Total liabilities	210,776	185,659	210,776	185,659
Change in fair value of Filter Group contingent consideration
Other expenses, net
Corporate [member]
Statement Line Items [Line Items]
Sales
Gross margin
Amortization of property, and equipment
Amortization of intangible assets
Administrative expenses	26,314	23,649	75,380	73,266
Selling and marketing expenses
Other operating expenses
Operating profit (loss) for the period	(26,314)	(23,649)	(75,380)	(73,266)
Finance costs
Change in fair value of derivative instruments and other
Other income, net
Provision for income taxes
Profit for the period from continuing operations
Profit from discontinued operations
Profit for the year
Capital expenditures
Restructuring costs
Change in fair value of Filter Group contingent consideration
Total goodwill
Total assets
Total liabilities
Change in fair value of Filter Group contingent consideration
Other expenses, net